Acquisition of Subsidiaries: Business Acquisition, Pro Forma Information (Details) (Xnergy and HVAC, USD $)	12 Months Ended
Dec. 31, 2011
Xnergy and HVAC
Proforma Revenue	$ 8,682,109
Proforma Net Income (Loss)	$ (7,244,198)